Contract Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Contract liabilities	$665,565	$560,621